Use of Judgments and Estimates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Apr. 12, 2023	Dec. 31, 2019	Dec. 31, 2018
Use of Judgments and Estimates (Details) [Line Items]
Terminal growth rate		10.00%	10.00%	10.00%
Gross margin rate		10.00%	10.00%
Discount percentage				10.00%
Pre-tax discount rates, description		tax assets and liabilities are calculated based on the temporary differences arising between the taxable basis of assets and liabilities and the respective amounts stated in the financial statements of each entity comprising the Corporation, using the tax rates in effect in each of the years in which the difference is expected to reverse.
Tax contingencies amount		S/ 411,600,000
Oil and gas prices, percentage		10.00%	10.00%
Estimated Term Period		22 years	22 years	3 years	5 years
Reduced price, percentage				10.00%
Loans and receivables	S/ 29,600,000					$ 7.9
Net carrying amount, percentage									72.25%
Recovery of estimated management equals, percentage								50.00%
Total term								8 years
Percentage of voting rights	59.00%
Consolidation of entities, percentage	50.00%
Contractual agreement, description	The Corporation owns some direct and indirect subsidiaries in which it has control, even having less than 50% of the voting rights. These entities are mainly related to indirect subsidiaries in the real estate business owned through Viva Negocio Inmobiliario S.A.C., having control over relevant activities affecting the subsidiaries’ returns, even though the Corporation holds interest between 30% and 50%. Additionally, the Corporation has de facto control by a contractual agreement with the majority investor over Promotora Larcomar S.A. of which it owns 46.55% of the equity interest.
Events After Reporting Period [Member]
Use of Judgments and Estimates (Details) [Line Items]
Total term							8 years
Vives-DSD [Member]
Use of Judgments and Estimates (Details) [Line Items]
Reversal of impairment loss		S/ 2,500,000
Bottom of Range [Member]
Use of Judgments and Estimates (Details) [Line Items]
Provision for goodwill				S/ 13,500,000
Top of Range [Member] | Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment of trade mark				7,400,000
GSP [Member]
Use of Judgments and Estimates (Details) [Line Items]
Discount rate	5.86%					5.86%
Estimated Term Period	8 years
Loans and receivables		542,400,000		S/ 554,000,000
Goodwill [Member]
Use of Judgments and Estimates (Details) [Line Items]
Fair value increased or decreased		S/ 14,500,000
Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Discount rate		10.00%		10.00%
Impairment provision increased or decreased		S/ 2,100,000	$ 16.1
Trade- Marks [Member] | Bottom of Range [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment provision		3,100,000		S/ 500,000
Impairment of trade mark				3.5
Trade- Marks [Member] | Top of Range [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment provision		S/ 3,900,000		S/ 15,000,000